MASTER TRUST - Schedule of Net Investment Gain (Details) - EBP 003	12 Months Ended
Dec. 31, 2025 USD ($)
Net gain on investments:
Change in Plan's interest in Master Trust	$ 499,737,421
Total Master Trust
Net gain on investments:
Interest and dividends	54,517,954
Change in Plan's interest in Master Trust	448,416,129
Investment management fees	(894,790)
Net investment gain	$ 502,039,293